Investment Objectives and Goals	Jul. 23, 2025
USA Mutuals Vice Fund
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY – USA MUTUALS VICE FUND
Objective [Heading]	Investment Objective:
Objective, Primary [Text Block]	The USA Mutuals Vice Fund (the “Fund”) seeks long-term growth of capital.
USA Mutuals All Seasons Fund
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY – USA MUTUALS ALL SEASONS FUND
Objective [Heading]	Investment Objective:
Objective, Primary [Text Block]	The USA Mutuals All Seasons Fund (the “Fund”) seeks capital appreciation in all economic cycles.